Stockholders' Equity (Details) - Schedule of stock option - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	9,167,643	5,645,802
Weighted Average Contractual Life (Yrs.)	7 years 2 months 12 days	6 years 10 months 24 days
Exercisable	4,111,087	3,772,857
Exercise Price $0.003 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		116,667
Weighted Average Contractual Life (Yrs.)		5 years 6 months
Exercisable		116,667
Exercise Price $1.50 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		1,123,334
Weighted Average Contractual Life (Yrs.)		6 years 4 months 24 days
Exercisable		1,031,667
Exercise Price $1.80 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		34,802
Weighted Average Contractual Life (Yrs.)		9 years 4 months 24 days
Exercisable		34,802
Exercise Price $2.10 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		1,666,667
Weighted Average Contractual Life (Yrs.)		9 years 8 months 12 days
Exercisable		333,333
Exercise Price $2.70 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		387,667
Weighted Average Contractual Life (Yrs.)		9 months 18 days
Exercise Price $3.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		906,667
Weighted Average Contractual Life (Yrs.)		6 years 6 months
Exercisable		906,667
Exercise Price $3.60 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		33,333
Weighted Average Contractual Life (Yrs.)		8 years 9 months 18 days
Exercisable		11,945
Exercise Price $3.90 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		8,333
Weighted Average Contractual Life (Yrs.)		7 years 7 months 6 days
Exercisable		8,333
Exercise Price $4.50 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		93,333
Weighted Average Contractual Life (Yrs.)		5 years 7 months 6 days
Exercisable		93,333
Exercise Price $6.60 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		86,111
Weighted Average Contractual Life (Yrs.)		7 years 9 months 18 days
Exercisable		69,444
Exercise Price $7.50 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		83,333
Weighted Average Contractual Life (Yrs.)		7 years 7 months 6 days
Exercisable		61,111
Exercise Price $7.80 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		5,556
Weighted Average Contractual Life (Yrs.)		8 years 1 month 6 days
Exercisable		5,556
Exercise Price $8.70 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		33,333
Weighted Average Contractual Life (Yrs.)		7 years 1 month 6 days
Exercisable		33,333
Exercise Price $12.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		33,333
Weighted Average Contractual Life (Yrs.)		5 years 10 months 24 days
Exercisable		33,333
Exercise Price $13.50 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		1,033,333
Weighted Average Contractual Life (Yrs.)		5 years 7 months 6 days
Exercisable		1,033,333